Supplementary cash flow information (Tables)	12 Months Ended
Sep. 30, 2023
Cash Flow Statement [Abstract]
Disclosure of net change in non-cash working capital	Net change in non-cash working capital items and others is as follows for the years ended September 30:

	2023	2022
	$	$
Accounts receivable	(31,120)	(33,703)
Work in progress	76,554	(116,260)
Prepaid expenses and other assets	3,547	(10,907)
Long-term financial assets	(9,911)	8,843
Accounts payable and accrued liabilities	(130,172)	108,188
Accrued compensation and employee-related liabilities	(57,644)	(43,429)
Deferred revenue	45,681	43,656
Income taxes	105,577	(2,626)
Provisions	(10,129)	(41,561)
Long-term liabilities	18,893	(28,074)
Derivative financial instruments	(682)	(70)
Retirement benefits obligations	5,871	5,050
	16,465	(110,893)

Disclosure of non-cash operating and investing activities	Non-cash operating and investing activities are as follows for the years ended September 30:

	2023	2022
	$	$
Operating activities
Accounts payable and accrued liabilities	32,392	7,720
Provisions	1,088	262
Other long-term liabilities	4,768	—
	38,248	7,982
Investing activities
Purchase of PP&E	(14,374)	(16,732)
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	(86,691)	(101,180)
Additions to intangible assets	(28,944)	(1,127)
	(130,009)	(119,039)

Disclosure of financing activities	Changes arising from financing activities are as follows for the years ended September 30:

	2023			2022
	Long-term debt	Derivative financial instruments to hedge long-term debt	Lease liabilities	Long-term debt	Derivative financial instruments to hedge long-term debt	Lease liabilities
	$	$	$	$	$	$
Balance, beginning of year	3,267,034	(146,215)	709,201	3,401,656	17,187	776,940
Cash used in financing activities excluding equity
Increase of long-term debt	948	—	—	—	—	—
Repayment of long-term debt and lease liabilities	(79,150)	—	(161,211)	(401,654)	—	(160,583)
Repayment of debt assumed in business acquisitions that occurred in prior year	(56,994)	—	—	(113,036)	—	—
Settlement of derivative financial instruments (Note 32)	—	2,921	—	—	6,258	—
Non-cash financing activities
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets	—	—	81,656	—	—	95,547
Additions through business acquisitions (Note 27)	—	—	—	162,640	—	23,181
Changes in foreign currency exchange rates	(38,218)	45,719	15,997	207,561	(169,660)	(25,153)
Other	6,701	—	(3,680)	9,867	—	(731)
Balance, end of year	3,100,321	(97,575)	641,963	3,267,034	(146,215)	709,201

Disclosure of interest and income taxes paid and received	Interest paid and received and income taxes paid are classified within operating activities and are as follows for the years ended September 30:

	2023	2022
	$	$
Interest paid	130,570	115,408
Interest received	87,239	28,247
Income taxes paid	480,607	435,558